Common Stock and Stock-Based Compensation - Schedule of Unvested Restricted Common Stock Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Outstanding	$ 16,121
Restricted Common Stock Units RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock conversion	459,749
Vested	(37,161)
Canceled	0
Outstanding, Number	422,588
Common stock conversion	$ 14.00
Vested	14.00
Canceled	0
Grant Date Fair Value	$ 14.00
Weighted Average Remaining Contractual Terms	2 years 3 days	0 years
Aggregate Intrinsic Value, Outstanding	$ 10,476